INTANGIBLE ASSETS	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

	As of March 31, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$13,027	13,027
Accumulated amortization	(1,304)	(656)
Foreign exchange translation	(76)	5
Balance as at March 31, 2022, December 31, 2021	$11,647	12,376

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2022 and 2021 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

6. INTANGIBLE ASSETS

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$13,027	13,027
Accumulated amortization	(1,929)	(656)
Foreign exchange translation	(602)	5
Balance as at June 30, 2022, December 31, 2021	$10,496	12,376

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the six months ended June 30, 2022 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“USD”), except for number of shares)

6. INTANGIBLE ASSETS

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$13,027	13,027
Accumulated amortization	(2,537)	(656)
Foreign exchange translation	(1,113)	5
Balance as at September 30, 2022, December 31, 2021	$9,378	12,376

6. INTANGIBLE ASSETS
As of December 31, 2021 (Audited)
Cost	$13,027
Accumulated amortization	(656)
Foreign exchange translation	5
Balance as at December 31, 2021	12,376